Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets:

March 31, 2020

Rights of use lease assets	$294,188

Lease liabilities, current	$93,077
Lease liabilities, noncurrent	170,966
Total operating lease liabilities	$264,043

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2020:

Weighted average remaining lease term (years)	3.42
Weighted average discount rate	4.75%

Schedule of maturities of lease liabilities

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2020:

March 31, 2020

2021	$104,094
2022	104,094
2023	58,824
2024	13,555
2025 and thereafter	3,389
Total undiscounted cash flows	283,956
Less: imputed interest	(19,913)
Present value of lease liabilities	$264,043

Schedule of Capital commitment
Contracted but not provided for as of March 31, 2020
Investment in Dandong BF as disclosed in Note 14	$1,036,408
$1,036,408